EATON VANCE EMERGING MARKETS FUND
                   Supplement to Prospectus dated May 1, 2000


Jacob Rees-Mogg has assumed responsibility for managing Emerging Markets Portfolio. Mr. Rees-Moog previously co-managed the Portfolio.



August 21, 2000                                                            EMPPS

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                 EATON VANCE INSTITUTIONAL EMERGING MARKETS FUND
                   Supplement to Prospectus dated May 1, 2000


Jacob Rees-Mogg has assumed responsibility for managing Emerging Markets Portfolio. Mr. Rees-Moog previously co-managed the Portfolio.


August 21, 2000                                                           IEMPPS